REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
REVENUE (Tables) [Line Items]
Schedule of total revenue disaggregated by geographic region
	Six Months Ended June 30,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
North America	$252	19%	$347	43%
Asia Pacific	875	66%	435	54%
Other	206	15%	28	3%
Total	$1,333	100%	$810	100%

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
North America	$721	36%	$1,579	38%
Asia Pacific	1,011	50%	2,277	55%
Other	274	14%	276	7%
Total	$2,006	100%	$4,132	100%